Income Taxes - Schedule of Reconciliation of Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation of Income Taxes [Line Items]
Net income (loss) before taxes	$ (11,373,141)	$ (8,690,308)
Income tax expense (recovery) at the statutory rate		(2,229,159)
Increase (reduction) in income taxes resulting from:
Change in valuation allowance	2,667,196	4,167,827
State taxes		76,974
Permanent differences		34,335
True up to the return		2,982
State Rate Change		8,086
Foreign exchange differences		(1,589,832)
Share issuance cost capitalized in equity		(492,446)
Nontaxable or nondeductible items	29,061
Other	$ 98,761	21,233
Change in valuation allowance, Percent	(21.00%)
Nontaxable or nondeductible items, Percent
Other, Percent	(1.00%)
Income tax expense
Income tax expense, Percent
United States
Schedule of Reconciliation of Income Taxes [Line Items]
Net income (loss) before taxes	$ (2,208,930)	423,063
Income tax expense (recovery) at the statutory rate	132,536
Increase (reduction) in income taxes resulting from:
Change in valuation allowance	658,569
Other	$ (105,092)
Income tax expense (recovery) at the statutory rate, Percent	(1.00%)
Change in valuation allowance, Percent	(5.00%)
Other, Percent	1.00%
Canada
Schedule of Reconciliation of Income Taxes [Line Items]
Net income (loss) before taxes	$ (10,351,920)	(8,585,196)
Income tax expense (recovery) at the statutory rate	(3,391,429)
Increase (reduction) in income taxes resulting from:
State taxes	$ (89,602)
Income tax expense (recovery) at the statutory rate, Percent	27.00%
State taxes, Percent	1.00%
Income Tax Jurisdiction, Foreign [Member]
Schedule of Reconciliation of Income Taxes [Line Items]
Net income (loss) before taxes	$ (12,560,850)	$ (8,162,133)